REVENUE - Summary of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total License revenue and Other revenue	$ 35,341	$ 93,269	$ 44,779	$ 108,779
Total Collaboration revenue	219,717	93,254	405,332	171,735
Total revenue	255,058	186,523	450,111	280,514
United States of America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total License revenue and Other revenue	15,386	93,216	24,734	108,585
Total Collaboration revenue	179,217	83,482	338,159	153,591
China
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total License revenue and Other revenue	19,955	53	20,045	194
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Collaboration revenue	$ 40,500	$ 9,772	$ 67,173	$ 18,144